Note 7 - Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(thousands of Canadian dollars)
	2024	2023

Cost	$36,721	$17,827
Accumulated amortization	(12,836)	(11,291)

	$23,885	$6,536